UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Leo Witkamp

Title:           director
Phone:           0031356259213

Signature,       Place,              and Date of Signing:
Leo Witkamp      Hilversum           November 12, 2009




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  23
Form 13F Information Table Value Total:  $217,951

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

SCHLUMBERGER LTD COM           COM              806857108     9417   158000SH SOLE                          158000        0        0
AT & T INC COM                 COM              00206R102     9210   341000SH SOLE                          341000        0        0
AMAZON.COM INC COM             COM              023135106     7656    82000SH SOLE                           82000        0        0
APPLE INC                      COM              037833100    12604    68000SH SOLE                           68000        0        0
CHEVRON CORPORATION COM        COM              166764100    10529   149500SH SOLE                          149500        0        0
CISCO SYS INC COM              COM              17275R102    12453   529000SH SOLE                          529000        0        0
COLGATE PALMOLIVE CO           COM              194162103    10527   138000SH SOLE                          138000        0        0
DELL INC COM                   COM              24702R101     8088   530000SH SOLE                          530000        0        0
GENERAL ELEC CO COM            COM              369604103    13661   832000SH SOLE                          832000        0        0
GOOGLE INC CL A                COM              38259P508    10413    21000SH SOLE                           21000        0        0
INTEL CORP                     COM              458140100     8004   409000SH SOLE                          409000        0        0
IBM CORP COM                   COM              459200101    16267   136000SH SOLE                          136000        0        0
JPMORGAN CHASE & CO COM        COM              46625H100    14943   341000SH SOLE                          341000        0        0
LILLY ELI & CO COM             COM              532457108     4459   135000SH SOLE                          135000        0        0
MANPOWER INC WIS               COM              56418H100     6238   110000SH SOLE                          110000        0        0
MCDONALDS CORP COM             COM              580135101    10273   180000SH SOLE                          180000        0        0
MORGAN STANLEY                 COM              617446448     5342   173000SH SOLE                          173000        0        0
ORACLE CORPORATION COM         COM              68389X105    11837   568000SH SOLE                          568000        0        0
PEPSICO INC COM                COM              713448108    10881   185500SH SOLE                          185500        0        0
VERIZON COMMUNICATIONS COM     COM              92343V104     5358   177000SH SOLE                          177000        0        0
WAL MART STORES INC COM        COM              931142103     9131   186000SH SOLE                          186000        0        0
YAHOO INC                      COM              984332106     6198   348000SH SOLE                          348000        0        0